PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Projected Benefit Obligations in Excess) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Projected benefit obligations	$ 26,599	$ 28,576
Fair value of plan assets	$ 19,051	$ 19,578